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                                           As filed pursuant to Rule 497
                                           under the Securities Act of 1933
                                           Registration Nos. 033-86642, 811-8874





                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
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                         VARIABLE ANNUITY ACCOUNT FOUR
                  SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                               DATED MAY 1, 2001

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     The date of the prospectus has been changed to July 9, 2001.

Date:  July 9, 2001



               Please keep this Supplement with your prospectus.